Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 11, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2024
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class A (with sales charge)
Accumulated Value	$ 22,938	$ 17,722	$ 23,461	$ 20,391	$ 13,068	$ 10,365	$ 14,290		$ 9,099	$ 8,892	$ 9,424	$ 40,371
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class C (with sales charge)
Accumulated Value	23,273	18,067	24,047	20,998	13,525	10,781	14,945		9,558	9,386	10,000	$ 40,754
No Load Class
Account Value [Line Items]
Accumulated Value	24,887	19,180	25,331	21,959	14,039	11,102	15,276		9,704	9,458	10,000	$ 43,912
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class A (with sales charge)
Accumulated Value	19,412	17,360	18,625	16,034	12,858	10,618	13,918		9,261	8,122	9,432	$ 33,328
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class C (with sales charge)
Accumulated Value	19,452	17,496	18,854	16,333	13,160	10,903	14,383		9,717	8,552	10,000	$ 33,256
No Load Class
Account Value [Line Items]
Accumulated Value	20,802	18,591	19,874	17,086	13,669	11,240	14,707		9,857	8,617	10,000	$ 35,814
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class A (with sales charge)
Accumulated Value	24,672	29,762	23,096	16,759	16,263	12,495	13,263		10,356	8,617	9,424	$ 46,382
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class C (with sales charge)
Accumulated Value	25,029	30,346	23,668	17,262	16,831	12,998	13,868		10,878	9,100	10,000	$ 46,821
Institutional Class
Account Value [Line Items]
Accumulated Value	27,275	32,754	25,305	18,278	17,652	13,500	14,266		11,089	9,184	10,000	51,504
No Load Class
Account Value [Line Items]
Accumulated Value	26,775	32,218	24,941	18,053	17,473	13,392	14,178		11,042	9,167	10,000	$ 50,462
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class A (with sales charge)
Accumulated Value	27,997	32,902	24,994	16,669	16,335	12,891	12,891		10,236	8,251	9,425	$ 47,063
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class C (with sales charge)
Accumulated Value	28,394	33,533	25,602	17,160	16,901	13,404	13,472		10,750	8,708	10,000	$ 47,489
Institutional Class
Account Value [Line Items]
Accumulated Value	30,933	36,187	27,369	18,171	17,726	13,924	13,863		10,958	8,794	10,000	52,230
No Load Class
Account Value [Line Items]
Accumulated Value	30,392	35,626	26,998	17,960	17,556	13,817	13,777		10,914	8,774	10,000	$ 51,217
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class A (with sales charge)
Accumulated Value	26,514	28,682	25,008	19,584	16,414	13,408	15,083		10,267	8,545	9,426	$ 48,680
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class C (with sales charge)
Accumulated Value	26,890	29,230	25,612	20,157	16,984	13,945	15,755		10,782	9,021	10,000	$ 49,114
Institutional Class
Account Value [Line Items]
Accumulated Value	29,314	31,569	27,401	21,355	17,828	14,497	16,233		10,995	9,107	10,000	54,056
No Load Class
Account Value [Line Items]
Accumulated Value	28,776	31,051	27,006	21,091	17,642	14,371	16,123		10,947	9,089	10,000	52,971
No Load Class
Account Value [Line Items]
Accumulated Value	12,526	11,912	12,193	12,050	12,219	11,202	11,315		10,802	9,783	10,000	$ 13,409
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class A (with sales charge)
Accumulated Value	21,840	27,176	19,488	13,652	12,975	9,882	10,777		9,317	8,330	9,427	$ 39,827
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class C (with sales charge)
Accumulated Value	21,647	27,142	19,617	13,842	13,249	10,165	11,171		9,735	8,778	10,000	$ 39,190
Institutional Class
Account Value [Line Items]
Accumulated Value	2,369,885	2,941,395	2,103,700	1,469,864	1,393,721	1,057,936	1,151,264		993,348	886,294	1,000,000	4,333,479
No Load Class
Account Value [Line Items]
Accumulated Value	20,982	26,094	18,714	13,096	12,421	9,458	10,305	$ 10,000				$ 38,285
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												NASDAQ Composite Total Return Index
Accumulated Value	34,640	23,949	35,499	29,055	20,049	14,667	15,096		11,645	10,696	10,000	$ 44,884
NASDAQ Composite Index Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												NASDAQ Composite Index Price
Accumulated Value	31,696	22,100	33,034	27,213	18,945	14,010	14,576		11,366	10,573	10,000	$ 40,774
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												NASDAQ Composite Total Return Index
Accumulated Value	34,640	23,949	35,499	29,055	20,049	14,667	15,096		11,645	10,696	10,000	$ 44,884
NASDAQ Composite Index Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												NASDAQ Composite Index Price
Accumulated Value	31,696	22,100	33,034	27,213	18,945	14,010	14,576		11,366	10,573	10,000	$ 40,774
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												NASDAQ Composite Total Return Index
Accumulated Value	34,640	23,949	35,499	29,055	20,049	14,667	15,096		11,645	10,696	10,000	$ 44,884
NASDAQ Composite Index Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												NASDAQ Composite Index Price
Accumulated Value	31,696	22,100	33,034	27,213	18,945	14,010	14,576		11,366	10,573	10,000	$ 40,774
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net Total Return Index (USD)
Accumulated Value	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000	$ 24,183
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net Total Return Index (USD)
Accumulated Value	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000	$ 24,183
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net Total Return Index (USD)
Accumulated Value	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000	$ 24,183
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net Total Return Index (USD)
Accumulated Value	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000	$ 24,183
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net Total Return Index (USD)
Accumulated Value	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000	$ 24,183
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net Total Return Index (USD)
Accumulated Value	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000	$ 24,183
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net Total Return Index (USD)
Accumulated Value	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000	$ 24,183
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P SmallCap 600 TR
Accumulated Value	21,692	18,692	22,278	17,567	15,785	12,856	14,048		12,406	9,803	10,000	$ 23,579
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P SmallCap 600 TR
Accumulated Value	21,692	18,692	22,278	17,567	15,785	12,856	14,048		12,406	9,803	10,000	$ 23,579
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P SmallCap 600 TR
Accumulated Value	21,692	18,692	22,278	17,567	15,785	12,856	14,048		12,406	9,803	10,000	$ 23,579
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P SmallCap 600 TR
Accumulated Value	21,692	18,692	22,278	17,567	15,785	12,856	14,048		12,406	9,803	10,000	$ 23,579
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Net (USD)
Accumulated Value	15,987	13,521	15,805	14,205	13,176	10,798	12,526		10,018	9,919	10,000	$ 16,598
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Net (USD)
Accumulated Value	15,987	13,521	15,805	14,205	13,176	10,798	12,526		10,018	9,919	10,000	$ 16,598
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Net (USD)
Accumulated Value	15,987	13,521	15,805	14,205	13,176	10,798	12,526		10,018	9,919	10,000	$ 16,598
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Net (USD)
Accumulated Value	15,987	13,521	15,805	14,205	13,176	10,798	12,526		10,018	9,919	10,000	$ 16,598
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Accumulated Value	11,291	10,699	12,299	12,492	11,620	10,688	10,687		10,321	10,055	10,000	$ 11,432
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. High Yield Corporate Bond Index
Accumulated Value	15,299	13,486	15,185	14,423	13,466	11,779	12,029		11,190	9,553	10,000	$ 16,552
CBOE S&P 500 PutWrite Index (PUT) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												CBOE S&P 500 PutWrite Index (PUT)
Accumulated Value	17,820	15,587	16,880	13,860	13,571	11,956	12,710		11,467	10,640	10,000	$ 20,999
Cboe S&P 500 BuyWrite Monthly Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Cboe S&P 500 BuyWrite Monthly Index
Accumulated Value	16,288	14,566	16,434	13,641	14,028	12,126	12,733		11,268	10,524	10,000	$ 19,566
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000	$ 34,254
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	2,739,884	2,169,558	2,649,385	2,058,487	1,738,605	1,322,270	1,382,901		$ 1,135,093	$ 1,013,838	$ 1,000,000	$ 3,425,395
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	$ 19,931	$ 15,782	$ 19,273	$ 14,974	$ 12,647	$ 9,619	$ 10,060	$ 10,000				$ 24,918